Accounting polices relating to prior years	12 Months Ended
Sep. 30, 2019
Accounting polices relating to prior years
Accounting policies relating to prior years

Note 39. Accounting polices relating to prior years

Due to the adoption of AASB 9, the accounting policies relating to some financial instruments and related balances have changed. The policies applicable to the current year are provided in the relevant note to the financial statements above. As prior comparative years have not been restated, the accounting policies detailed below reflect the policies applicable to financial years prior to 2019 based on AASB 139. Refer to Note 1 for further information.

Accounting policy relating to impairment (Note 6 and Note 13)

Impairment charges (Note 6)

At each balance sheet date, the Group assesses whether there is any objective evidence of impairment of its loan portfolio. An impairment charge is recognised if there is objective evidence that the principal or interest repayments may not be recoverable and when the financial impact of the non-recoverable loan can be reliably measured.

Objective evidence of impairment could include a breach of contract with the Group such as a default on interest or principal payments, a borrower experiencing significant financial difficulties or observable economic conditions that correlate to defaults on a group of loans.

The impairment charge is measured as the difference between the loan’s current carrying amount and the present value of its estimated future cash flows. The estimated future cash flows exclude any expected future credit losses which have not yet occurred and are discounted to their present value using the loan’s original effective interest rate. If a loan has a variable interest rate, the discount rate for measuring any impairment is the current effective interest rate.

The impairment charge is recognised in the income statement with a corresponding reduction of the carrying value of the loan through an offsetting provision account (refer to Note 13).

In subsequent periods, objective evidence may indicate that an impairment charge should be reversed. Objective evidence could include a borrower’s credit rating or financial circumstances improving. The impairment charge is reversed in the income statement of that future period and the related provision for impairment is reduced.

Uncollectable loans
The policy for uncollectible loans is consistent with that applicable to 2019 based on AASB 9.
Provision for impairment charges (Note 13)
The Group recognises two types of impairment provisions for its loans, being provisions for loans which are:
▪ individually assessed for impairment; and
▪ collectively assessed for impairment.
The Group assesses impairment as follows:
▪ individually for loans that exceed specified thresholds. Where there is objective evidence of impairment, individually assessed provisions will be recognised; and

▪      collectively for loans below the specified thresholds noted above or if there is no objective evidence of impairment. These loans are included in a group of loans with similar risk characteristics and collectively assessed for impairment. If there is objective evidence that the group of loans is collectively impaired, collectively assessed provisions will be recognised.

Critical accounting assumptions and estimates
The methodology and assumptions used for estimating future cash flows are reviewed regularly by the Group to reduce differences between impairment provisions and actual loss experience.
Individual component

Key judgements include the business prospects for the customer, the realisable value of collateral, the Group’s position relative to other claimants, the reliability of customer information and the likely cost and duration of recovering the loan.

Judgements can change with time as new information becomes available or as loan recovery strategies evolve, which may result in revisions to the impairment provision.
Collective component

Collective provisions are established on a portfolio basis taking into account the level of arrears, collateral and security, past loss experience, current economic conditions, expected default and timing of recovery based on portfolio trends.

Key judgements include estimated loss rates and their related emergence periods. The emergence period for each loan type is determined through studies of loss emergence patterns. Loan files are reviewed to identify the average time period between observable loss indicator events and the loss becoming identifiable.

Actual credit losses may differ materially from reported loan impairment provisions due to uncertainties including interest rates and their effect on consumer spending, unemployment levels, payment behaviour and bankruptcy rates.

Accounting policy relating to classification and measurement of financial instruments (Policy prior to Note 10, Note 11 and Note 12)

Classification and measurement of financial assets and financial liabilities (Policy prior to Note 10)

The Group classifies its financial assets in the following categories: cash and balances with central banks, receivables due from financial institutions, trading securities and financial assets designated at fair value, derivative financial instruments, available-for-sale securities, loans, life insurance assets and regulatory deposits with central banks overseas. The Group has not classified any of its financial assets as held-to-maturity investments.

The Group classifies significant financial liabilities in the following categories: payables due to other financial institutions, deposits and other borrowings, other financial liabilities at fair value through income statement, derivative financial instruments, debt issues and loan capital.

Financial assets and financial liabilities measured at fair value through income statement are recognised initially at fair value. All other financial assets and financial liabilities are recognised initially at fair value plus directly attributable transaction costs.

Available-for-sale securities (Note 11)

Available-for-sale debt securities (government and other) and equity securities are held at fair value with gains and losses recognised in other comprehensive income (OCI) except for interest on debt securities, dividends on equity securities, and impairment charges which are recognised in the income statement.

The cumulative gain or loss recognised in OCI is subsequently recognised in the income statement when the instrument is disposed.

At each reporting date, the Group assesses whether any available-for-sale securities are impaired. Impairment exists if one or more events have occurred which have a negative impact on the security's estimated cash flows. For debt instruments, evidence of impairment includes significant financial difficulties or adverse changes in the payment status of an issuer. For equity securities, a significant or prolonged decline in the fair value of the security below its cost is considered evidence of impairment.

If impairment exists, the cumulative loss is removed from OCI and recognised in the income statement. Any subsequent reversals of impairment on debt securities are also recognised in the income statement. Subsequent reversal of impairment charges on equity instruments is not recognised in the income statement until the instrument is disposed.

Loans (Note 12)

Loans are financial assets initially recognised at fair value plus directly attributable transaction costs and fees. Loans are subsequently measured at amortised cost using the effective interest rate method and are presented net of any provisions for impairment charges except for a portfolio of loans which are subsequently measured at fair value to reduce an accounting mismatch.